SHARE CAPITAL (Details) - Common shares - shares shares in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of number of shares outstanding [abstract]
Outstanding, beginning of the year	475.3	469.0
Issuance of shares	0.0	3.3
Issuance of shares for share-based compensation	1.7	3.0
Outstanding, end of the year	477.0	475.3